Note 5 - Allowance for Doubtful Accounts and Loans (Tables)	12 Months Ended
Mar. 31, 2018
Notes Tables
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Thousands of Yen
	Balance at Beginning of Year	Credits Charged Off	Provision for Doubtful Accounts	Other	Balance at End of Year

Year ended March 31, 2016	¥148,245	¥(45,108)	¥48,407	¥(29)	¥151,515

Year ended March 31, 2017	¥151,515	¥(34,978)	¥68,300	¥(84)	¥184,753

Year ended March 31, 2018	¥184,753	¥(94,521)	¥94,839	¥31	¥185,102